SUMMARY PROSPECTUS February 1, 2019

AB Multi-Manager Select 2060 Fund

Ticker: (Class A–TDQAX; Class C–TDQCX; Advisor Class–TDQYX; Class R–TDQRX;

Class K–TDQKX; Class I–TDQIX; Class Z–TDQZX)

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information (“SAI”), both dated February 1, 2019, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to www.abfunds.com/go/prospectus, email a request to prorequest@alliancebernstein.com, call (800) 227-4618, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

PRO-0156-60-0219

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at 800-221-5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at 800-221-5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Fund—Sales Charge Reduction Programs for Class A Shares on page 79 of the Fund’s Prospectus, in Appendix B—Financial Intermediary Waivers of the Fund’s Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 85 of the Fund’s SAI.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Advisor Class Shares	Class R, K, I and Z Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None(a)	1.00%(b)	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Management Fees	.15%	.15%	.15%	.15%	.15%	.15%	.15%

Distribution and/or Service (12b-1) Fees	.25%	1.00%	None	.50%	.25%	None	None

Other Expenses
Transfer Agent	.27%	.27%	.27%	.26%	.20%	.12%	.02%
Other Expenses	.32%	.32%	.32%	.32%	.32%	.32%	.32%

Total Other Expenses(c)	.59%	.59%	.59%	.58%	.52%	.44%	.34%

Acquired Fund Fees and Expenses (Underlying Funds)(d)	.49%	.49%	.49%	.49%	.49%	.49%	.49%

Total Annual Fund Operating Expenses	1.48%	2.23%	1.23%	1.72%	1.41%	1.08%	.98%

Fee Waiver and/or Expense Reimbursement(e)	(.60)%	(.60)%	(.60)%	(.59)%	(.53)%	(.45)%	(.35)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	.88%	1.63%	.63%	1.13%	.88%	.63%	.63%

(a)

Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge (“CDSC”), which may be subject to waiver in certain circumstances.

(b)	For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.

(c)	Total other expenses are based on estimated amounts for the current fiscal year.

(d)

Acquired fund fees and expenses are based on estimated amounts for the current fiscal year. Acquired Fund Fees and Expenses include interest expense and certain costs related to short sales of the Underlying Funds. Without such expenses included, Acquired Fund Fees and Expenses would be .44%, and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement would be .83%, 1.58%, ..58%, 1.08%, .83%, .58% and .58% of average daily net assets, respectively, for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares.

(e)

Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund until February 1, 2020 to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding .39%, 1.14%, .14%, ..64%, .39%, .14% and .14% of average daily net assets, respectively, for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares (“expense limitations”). Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s covered operating expenses to exceed the applicable expense limitations.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same (except that offering costs are not included after the first year) and that any fee waiver and/or expense limitation is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class	Class R	Class K	Class I	Class Z
After 1 Year	$511	$266	*	$64	$115	$90	$64	$64

After 3 Years	$817	$640		$331	$484	$394	$299	$277

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.

Portfolio Turnover

The Fund (or an Underlying Fund) pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

PRINCIPAL STRATEGIES

The Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Fund focuses its investments while minimizing short term risks on a combination of AB Mutual Funds and mutual funds and exchange-traded funds, or ETFs, managed by unaffiliated third parties (“Underlying Funds”) representing a variety of asset classes and investment styles. The Fund invests in the Underlying Funds in accordance with its target asset mix. In order to implement the Fund’s investment strategies, Morningstar Investment Management LLC (“Morningstar”), the Fund’s sub-adviser, selects Underlying Funds within each asset class for investment by the Fund from among AB Mutual Funds and funds offered by other fund complexes that have entered into a participation agreement or similar arrangement with the Fund. The Adviser has directed Morningstar to normally select Underlying Funds so that 10% to 50% of the Fund’s net assets is invested in AB Mutual Funds. ETFs will normally represent a significant portion of the Fund’s investments, and these ETFs are typically passive vehicles intended to track the performance of particular securities indices rather than actively-managed funds.

The Fund is managed to the specific year of planned retirement included in its name (the “retirement date”). The Fund’s asset mix will become more conservative, with an increasing exposure to investments in fixed-income securities and short-term bonds, each year until reaching the year approximately fifteen years after the retirement date. At that time, the Fund will no longer be managed to become more conservative each year, although the Adviser may continue to vary the relative weightings of the Fund’s asset classes as described below. This strategy reflects the objective of pursuing the maximum amount of total return, consistent with a reasonable amount of risk, during the investor’s pre-retirement and early retirement years. After the retirement date of the Fund, the Fund’s investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income and seeks to minimize the likelihood that an investor in the Fund experiences a significant loss of capital at a more advanced age.

The Fund allocates its investments in Underlying Funds that invest in the following asset classes: traditional equity securities, equity diversifiers, inflation sensitive instruments and core fixed-income securities (including high yield bonds or “junk bonds”). For these purposes, inflation sensitive instruments include investments in funds focused on real estate securities, commodities and inflation-indexed securities, fixed-income diversifiers include investments in funds engaged in certain alternative strategies that seek reduced volatility and low correlation with fixed-income markets such as market neutral funds, short duration fixed-income securities include investments in funds focused on minimizing risk of loss by maintaining average maturities of three years or less, defensive equity securities include investments in funds focusing on low volatility equities and other equity strategies emphasizing high-quality cash flows and dividends, and equity diversifiers include investments in funds engaged in certain alternative strategies that seek reduced volatility and limited correlation with equity markets such as equity long/short funds. The Fund may also invest directly in investments in each asset class. Each Underlying Fund may enter into derivatives transactions, such as options, futures contracts, forwards and swaps, in an effort to earn income, to gain or adjust exposure to individual securities or markets, or to protect all or a portion of the Underlying Fund’s portfolio from a decline in value.

The Fund’s current target asset mix (based on the Fund’s distance from its retirement date) is approximately 83.5% traditional equity securities, 7.0% equity diversifiers, 5.0% core fixed-income securities and 4.5% inflation sensitive instruments. The Fund’s investments in fixed-income and equity asset classes may include Underlying Funds investing in U.S. and non-U.S. securities. The Adviser will cause the relative weightings of the Fund’s asset classes to vary from the target asset mix in light of market conditions and forecasts, but usually by not more than plus/minus 10%. Appreciation and/or depreciation of the Underlying Funds representing various asset classes may cause the relative weightings to vary by more than 10%, and during adverse market conditions the Adviser may cause the relative weightings to be more than 10% more conservative than the typical asset mix for that point in time.

In making asset allocation decisions, the Adviser uses its proprietary dynamic asset allocation process (“DAA”). DAA comprises a series of analytical and forecasting tools employed by the Adviser to gauge fluctuations in the risk/return profile of various asset classes. DAA will aim to adjust the Fund’s investment exposure in changing market conditions and thereby reduce overall portfolio volatility by mitigating the effects of market fluctuations, while preserving consistent long-term return potential. For example, the Adviser may seek to reduce the Fund’s risk exposure to one or more asset classes when DAA suggests that market risks relevant to those asset classes are rising but return opportunities are declining. The Adviser expects to pursue this process for the Fund primarily by adjusting Underlying Fund investments.

The following chart illustrates how the asset mix of the Fund will vary over time. In general, the asset mix of the Fund will gradually shift from one comprised largely of Underlying Funds that emphasize investments in equity securities to one that is comprised of a mixture of Underlying Funds that invest in fixed-income securities (including short-duration bonds) and equity securities.

PRINCIPAL RISKS

The value of your investment in the Fund will change with changes in the values of the Fund’s investments in the Underlying Funds. There is no assurance that the Fund will provide an investor with adequate income at or through retirement.

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Market Risk: The value of the Fund’s investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the stock market generally.

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Allocation Risk: The allocation of investments among the Underlying Funds’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Fund’s net asset value (“NAV”) when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. Subjective decisions made by the Adviser and/or Morningstar may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The limited universe of Underlying Funds and the requirement that a specified percentage of Fund assets be invested in AB Mutual Funds as noted above may adversely affect Fund performance.

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Interest Rate Risk: Changes in interest rates will affect the value of the Fund’s investments in Underlying Funds that invest in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

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Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments by Underlying Funds in fixed-income securities with lower ratings are subject to a higher probability that an issuer will default or fail to meet its payment obligations.

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High Yield Debt Security Risk: Investments in fixed-income securities with ratings below investment grade, commonly known as “junk bonds”, tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

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Inflation Risk: This is the risk that the value of assets or income from the Fund’s investments in the Underlying Funds will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Fund’s assets can decline as can the value of that Underlying Fund’s distributions.

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Foreign (Non-U.S.) Risk: Investments in non-U.S. issuers by Underlying Funds may involve more risk than investments in U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

•	Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

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Capitalization Risk: Investments in small- and mid-capitalization companies by Underlying Funds tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

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Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

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Leverage Risk: Borrowing money or other leverage may make an Underlying Fund’s investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Fund may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

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Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. In addition, shareholders of the Fund bear both their proportionate share of expenses in the Fund (including management fees) and, indirectly, the expenses of the investment companies.

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Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser and Morningstar will apply their investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that their techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION

No performance information is available for the Fund because it has not yet been in operation for a full calendar year.

INVESTMENT ADVISER

AllianceBernstein L.P. is the investment adviser for the Fund. The Adviser may hire and terminate sub-advisers in accordance with the terms of an exemptive order received from the Securities and Exchange Commission (the “Commission”). The exemptive order permits the Adviser, subject to the supervision and approval by the Board of Directors of the Fund, to enter into sub-advisory agreements with sub-advisers, and to materially amend or terminate those agreements, in each case without seeking the approval of the Fund’s shareholders. The sub-advisers will not be affiliated with the Adviser. The initial shareholder of the Fund approved the Fund’s operation in this manner and reliance by the Fund on this exemptive relief.

The Adviser has retained Morningstar as sub-adviser to select Underlying Funds within each asset class.

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Daniel J. Loewy	Since February 2019	Senior Vice President of the Adviser

Christopher H. Nikolich	Since February 2019	Senior Vice President of the Adviser

The following table lists the Morningstar personnel who are primarily responsible for selecting Underlying Funds within each asset class for investment by the Fund:

Employee	Length of Service	Title
Brian Huckstep	Since February 2019	Portfolio Manager for the registered investment adviser subsidiaries of Morningstar, Inc.

John McLaughlin	Since February 2019	Senior Investment Consultant for the registered investment adviser subsidiaries of Morningstar, Inc.

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums

The following table describes the initial and subsequent minimum purchase amounts for each class of shares, which are subject to waiver in certain circumstances.

	Initial	Subsequent
Class A/Class C shares, including traditional IRAs and Roth IRAs	$2,500	$50
Automatic Investment Program	None	$50 If initial minimum investment is less than $2,500, then $200 monthly until account balance reaches $2,500
Advisor Class shares (only available to fee-based programs or through other limited arrangements and certain commission-based brokerage arrangements)	None	None
Class A, Class R, Class K, Class I and Class Z shares are available at NAV, without an initial sales charge, to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans and, for Class Z shares, to persons participating in certain fee-based programs sponsored by a financial intermediary, where in each case plan level or omnibus accounts are held on the books of the Fund.	None	None

You may sell (redeem) your shares each day the New York Stock Exchange is open. You may sell your shares through your financial intermediary or by mail (AllianceBernstein Investor Services, Inc., P.O. Box 786003, San Antonio, TX 78278-6003) or telephone (800-221-5672).

TAX INFORMATION

The Fund may pay income dividends or make capital gains distributions, which may be subject to federal income taxes and taxable as ordinary income or capital gains, and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or a group retirement plan), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PRO-0156-60-0219